Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit (loss) for the period	$ 656,414	$ 475,537	$ (14,961)
Adjustments to reconcile profit (loss) for the period to net cash provided by operating activities:
Net finance expense	153,271	43,851	44,123
Depreciation	230,942	165,170	165,205
Gain on sale of vessels	(21,959)	(4,596)	(3,225)
Loss on termination of leased vessels	0	431	0
Amortization of acquired time charters	0	(2,806)	(5,045)
Contingent rental income	0	(623)	(3,606)
Gain on marketable securities	(22,989)	(58,359)	(7,677)
Share of results from associated companies	(3,383)	(14,243)	724
Stock option expense	10,719	4,700	185
Dividend received from associated companies	7,298	0	0
Other, net	182	674	0
Changes in operating assets and liabilities:
Trade accounts receivable	10,269	(59,581)	(22,449)
Other receivables	4,549	(6,351)	7,216
Inventories	(28,249)	(26,410)	(22,929)
Voyages in progress	576	(72,146)	(3,787)
Prepaid expenses and accrued income	(1,498)	(5,356)	(1,174)
Other current assets	(1,968)	(1,435)	(1,128)
Trade accounts payable	(193)	5,667	(5,533)
Accrued expenses	1,104	30,022	(3,485)
Related party balances	10,666	(6,813)	18,968
Other current payables	(3,605)	678	135
Change in restricted cash	0	0	14,928
Other	(163)	(387)	(2,816)
Interest paid	(165,193)	(83,039)	(60,477)
Debt issuance costs paid	(20,020)	(4,349)	(8,050)
Interest received	39,411	5,094	119
Net cash provided by operating activities	856,181	385,330	85,261
Investing activities
Additions to newbuildings, vessels and equipment	(1,631,423)	(335,815)	(473,761)
Purchase of marketable securities	0	0	(357)
Proceeds from sale of vessels	142,740	80,000	80,000
Investment in associated companies	0	(1,505)	0
Cash inflow on repayment of loan to associated companies	1,388	0	0
Net cash inflow on sale of subsidiary	0	0	5,625
Proceeds from sale of marketable securities	251,839	0	14,074
Net cash used in investing activities	(1,235,456)	(257,320)	(374,419)
Financing activities
Net proceeds from issuance of shares	0	0	52,447
Proceeds from issuance of debt	1,609,449	651,248	403,868
Repayment of debt	(536,587)	(597,834)	(219,521)
Repayment of obligations under leases	(862)	(2,123)	(9,284)
Lease termination payments	0	(4,456)	0
Cash dividends paid	(638,928)	(33,393)	0
Net cash provided by financing activities	433,072	13,442	227,510
Net change in cash and cash equivalents	53,797	141,452	(61,648)
Cash and cash equivalents at beginning of year	254,525	113,073	174,721
Cash and cash equivalents at end of year	308,322	254,525	113,073
Supplemental disclosure of cash flow information:
Income taxes paid	$ 122	$ 199	$ 4,986